UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. The schedule of investments for the three-month period ended January 31, 2016 is filed herewith.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.3%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd. (a)	31,200	$2,324,059

CANADA (5.8%)
Industrials (2.2%)
Canadian National Railway Co.	92,600	5,020,323

Materials (1.9%)
Potash Corp. of Saskatchewan, Inc.	269,400	4,392,245

Telecommunication Services (1.7%)
TELUS Corp.	133,700	3,719,244

		13,131,812

FRANCE (4.3%)
Consumer Staples (2.8%)
Casino Guichard-Perrachon SA (a)	87,600	3,970,815
L’Oreal SA (a)	13,300	2,273,298

		6,244,113

Industrials (1.5%)
Schneider Electric SE (a)	63,800	3,404,097

		9,648,210

GERMANY (3.6%)
Health Care (2.0%)
Fresenius Medical Care AG & Co. KGaA (a)	52,000	4,618,159

Materials (1.6%)
Linde AG (a)	26,200	3,565,168

		8,183,327

HONG KONG (7.2%)
Financials (4.1%)
AIA Group Ltd. (a)	1,308,600	7,283,600
Swire Pacific Ltd., Class A (a)	219,500	2,118,886

		9,402,486

Industrials (3.1%)
Jardine Matheson Holdings Ltd. (a)	93,400	4,906,751
MTR Corp. Ltd. (a)	466,500	2,118,109

		7,024,860

		16,427,346

ISRAEL (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd. (b)	57,900	4,563,099

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	161,700	$3,369,828

JAPAN (10.4%)
Consumer Staples (4.3%)
Japan Tobacco, Inc. (a)	251,700	9,857,508

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	18,800	2,390,156

Industrials (2.1%)
FANUC Corp. (a)	36,400	4,873,581

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (a)	128,000	6,537,764

		23,659,009

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(b)(c)	1,424,182	2

MEXICO (2.9%)
Consumer Staples (2.9%)
Fomento Economico Mexicano SAB de CV, ADR	70,100	6,646,882

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda (a)(b)(c)(d)	78,160	0

SINGAPORE (5.4%)
Financials (2.8%)
City Developments Ltd. (a)	706,000	3,463,193
Oversea-Chinese Banking Corp. Ltd. (a)	540,229	3,023,168

		6,486,361

Telecommunication Services (2.6%)
Singapore Telecommunications Ltd. (a)	2,358,600	5,848,502

		12,334,863

SOUTH AFRICA (1.9%)
Telecommunication Services (1.9%)
MTN Group Ltd. (a)	475,800	4,204,600

SWEDEN (2.9%)
Financials (1.0%)
Nordea Bank AB (a)	220,759	2,222,977

Industrials (1.9%)
Atlas Copco AB, A Shares (a)	198,462	4,248,425

		6,471,402

SWITZERLAND (13.2%)
Consumer Staples (4.3%)
Nestle SA (a)	131,400	9,680,549

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

Financials (0.1%)
Zurich Insurance Group AG (a)(b)	1,329	$294,593

Health Care (8.8%)
Novartis AG (a)	125,600	9,730,660
Roche Holding AG (a)	39,400	10,205,552

		19,936,212

		29,911,354

TAIWAN (3.8%)
Information Technology (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,976,000	8,508,511

UNITED KINGDOM (23.4%)
Consumer Discretionary (1.0%)
Whitbread PLC (a)	39,100	2,240,831

Consumer Staples (3.7%)
British American Tobacco PLC (a)	148,400	8,269,360

Energy (5.2%)
John Wood Group PLC (a)	430,200	3,976,490
Royal Dutch Shell PLC, B Shares (a)	360,000	7,843,654

		11,820,144

Financials (5.0%)
HSBC Holdings PLC (a)	654,300	4,614,462
Prudential PLC (a)	186,500	3,664,012
Standard Chartered PLC (a)	458,000	3,089,664

		11,368,138

Industrials (4.7%)
Experian PLC (a)	290,100	4,948,773
Rolls-Royce Holdings PLC (a)(b)	464,900	3,698,066
Weir Group PLC (The) (a)	164,100	2,031,793

		10,678,632

Materials (0.7%)
BHP Billiton PLC (a)	174,300	1,692,476

Telecommunication Services (3.1%)
Inmarsat PLC (a)	160,600	2,528,562
Vodafone Group PLC (a)	1,401,100	4,503,624

		7,032,186

		53,101,767

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal (a)(b)(c)	18,422	0
Banco Venezolano de Credito SA (a)(b)(c)	156	0

		—

Industrials (0.0%)
Cemex Venezuela SACA-I (a)(b)(c)	15,843,815	0

		—

Total Common Stocks		202,486,071

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

EXCHANGE TRADED FUNDS (0.0%)
RUSSIA (0.0%)
Renaissance Pre-IPO Fund (a)(b)(c)	$92,634	$0

Total Exchange Traded Funds		0

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (a)(c)	49,500,000	—
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (a)(c)	20,000,000	—

		—

Total Government Bonds		0

PREFERRED STOCKS (8.2%)
BRAZIL (2.5%)
Financials (1.6%)
Banco Bradesco SA, ADR, Preferred Shares	784,100	3,583,337

Materials (0.9%)
Vale SA, ADR, Preferred Shares	1,136,400	2,102,340

		5,685,677

GERMANY (1.6%)
Consumer Staples (1.6%)
Henkel AG & Co. KGaA, Preferred Shares (a)	34,300	3,644,430

REPUBLIC OF SOUTH KOREA (4.1%)
Information Technology (4.1%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	11,000	9,253,822

Total Preferred Stocks		18,583,929

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $6,889,791 collateralized by U.S. Treasury Notes, maturing 08/15/2024; total market value of $7,030,082	$6,889,774	6,889,774

Total Repurchase Agreement		6,889,774

Total Investments (Cost $344,824,086) (e)—100.5%		227,959,774

Liabilities in excess of other assets—(0.5)%		(1,205,414)

Net Assets—100.0%		$226,754,360

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2016.
(d)	Investment in affiliate.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (91.3%)
AUSTRALIA (1.3%)
Health Care (1.3%)
CSL Ltd. (a)	19,500	$1,452,537

CANADA (5.7%)
Industrials (2.1%)
Canadian National Railway Co.	44,000	2,385,466

Materials (2.0%)
Potash Corp. of Saskatchewan, Inc.	137,100	2,235,252

Telecommunication Services (1.6%)
TELUS Corp.	68,000	1,891,612

		6,512,330

FRANCE (4.3%)
Consumer Staples (2.8%)
Casino Guichard-Perrachon SA (a)	44,000	1,994,473
L’Oreal SA (a)	6,700	1,145,196

		3,139,669

Industrials (1.5%)
Schneider Electric SE (a)	33,100	1,766,075

		4,905,744

GERMANY (3.6%)
Health Care (2.0%)
Fresenius Medical Care AG & Co. KGaA (a)	26,200	2,326,842

Materials (1.6%)
Linde AG (a)	13,400	1,823,406

		4,150,248

HONG KONG (7.3%)
Financials (4.1%)
AIA Group Ltd. (a)	617,000	3,434,190
Swire Pacific Ltd., Class A (a)	125,000	1,206,655

		4,640,845

Industrials (3.2%)
Jardine Matheson Holdings Ltd. (a)	49,500	2,600,473
MTR Corp. Ltd. (a)	237,500	1,078,351

		3,678,824

		8,319,669

ISRAEL (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd. (b)	29,400	2,317,014

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	82,700	$1,723,468

JAPAN (11.1%)
Consumer Staples (4.6%)
Japan Tobacco, Inc. (a)	132,900	5,204,858

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	10,400	1,322,214

Industrials (2.2%)
FANUC Corp. (a)	18,500	2,476,958

Materials (3.2%)
Shin-Etsu Chemical Co. Ltd. (a)	71,200	3,636,631

		12,640,661

MEXICO (2.8%)
Consumer Staples (2.8%)
Fomento Economico Mexicano SAB de CV, ADR	33,800	3,204,916

SINGAPORE (5.7%)
Financials (2.8%)
City Developments Ltd. (a)	349,100	1,712,466
Oversea-Chinese Banking Corp. Ltd. (a)	270,062	1,511,290

		3,223,756

Telecommunication Services (2.9%)
Singapore Telecommunications Ltd. (a)	1,304,900	3,235,695

		6,459,451

SOUTH AFRICA (1.7%)
Telecommunication Services (1.7%)
MTN Group Ltd. (a)	221,900	1,960,910

SWEDEN (2.9%)
Financials (1.0%)
Nordea Bank AB (a)	111,797	1,125,763

Industrials (1.9%)
Atlas Copco AB, A Shares (a)	105,200	2,251,989

		3,377,752

SWITZERLAND (13.4%)
Consumer Staples (4.3%)
Nestle SA (a)	67,200	4,950,783

Financials (0.2%)
Zurich Insurance Group AG (a)(b)	821	181,987

Health Care (8.9%)
Novartis AG (a)	63,800	4,942,804
Roche Holding AG (a)	20,000	5,180,483

		10,123,287

		15,256,057

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

TAIWAN (4.0%)
Information Technology (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,066,000	$4,590,118

UNITED KINGDOM (24.0%)
Consumer Discretionary (1.0%)
Whitbread PLC (a)	19,700	1,129,012

Consumer Staples (4.0%)
British American Tobacco PLC (a)	81,300	4,530,316

Energy (5.1%)
John Wood Group PLC (a)	230,300	2,128,744
Royal Dutch Shell PLC, B Shares (a)	171,700	3,740,987

		5,869,731

Financials (5.0%)
HSBC Holdings PLC (a)	332,300	2,343,552
Prudential PLC (a)	94,800	1,862,457
Standard Chartered PLC (a)	227,300	1,533,364

		5,739,373

Industrials (4.6%)
Experian PLC (a)	147,300	2,512,769
Rolls-Royce Holdings PLC (a)(b)	219,900	1,749,203
Weir Group PLC (The) (a)	83,300	1,031,374

		5,293,346

Materials (0.8%)
BHP Billiton PLC (a)	88,700	861,289

Telecommunication Services (3.5%)
Inmarsat PLC (a)	81,300	1,280,025
Vodafone Group PLC (a)	824,500	2,650,231

		3,930,256

		27,353,323

Total Common Stocks		104,224,198

PREFERRED STOCKS (8.1%)
BRAZIL (2.3%)
Financials (1.5%)
Banco Bradesco SA, ADR, Preferred Shares	381,600	1,743,912

Materials (0.8%)
Vale SA, ADR, Preferred Shares	486,300	899,655

		2,643,567

GERMANY (1.6%)
Consumer Staples (1.6%)
Henkel AG & Co. KGaA, Preferred Shares (a)	17,400	1,848,778

REPUBLIC OF SOUTH KOREA (4.2%)
Information Technology (4.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	5,600	4,711,036

Total Preferred Stocks		9,203,381

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $914,753, collateralized by U.S. Treasury Notes, maturing 08/15/2024; total market value of $936,643	$914,751	$914,751

Total Repurchase Agreement		914,751

Total Investments (Cost $153,866,871) (c)—100.2%		114,342,330

Liabilities in excess of other assets—(0.2)%		(249,215)

Net Assets—100.0%		$114,093,115

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (9.4%)
UNITED STATES (9.4%)
Ally Auto Recivables Trust
Series 2013-1, Class A3, ABS (USD), 0.63%, 05/15/2017	$265,648	$265,616
Series 2015-2, Class A3 (USD), 1.49%, 11/15/2019	2,620,000	2,628,066
Ally Master Owner Trust
Series 2014-1, Class A1 (USD), 0.90%, 01/15/2019 (a)	3,105,000	3,106,339
Series 2014-5, Class A2, ABS (USD), 1.60%, 10/15/2019	4,017,000	4,023,121
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (USD), 2.63%, 12/20/2021 (b)	2,890,000	2,899,136
BMW Vehicale Lease Trust, Series 2015-2, Class A3 (USD), 1.40%, 02/20/2019	3,870,000	3,871,578
Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1 (USD), 0.71%, 01/15/2019 (a)	2,900,000	2,899,590
Chase Issuance Trust
Series 2007-B1, Class B1 (USD), 0.68%, 04/15/2019 (a)	3,640,000	3,624,212
Series 2007-C1, Class C1, ABS (USD), 0.89%, 04/15/2019 (a)	2,960,000	2,949,789
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.87%, 01/07/2025 (a)(b)	1,001,075	1,000,804
Citibank Credit Card Issuance Trust
Series 2013-A10, Class A10, ABS (USD), 0.73%, 02/07/2018	3,420,000	3,420,030
Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	4,184,000	4,383,171
CNH Equipment Trust, Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	438,238	438,090
CNH Wholesale Master Note Trust, Series 2013-2A, Class A (USD), 1.03%, 08/15/2019 (a)(b)	4,940,000	4,935,286
Ford Credit Auto Owner Trust, Series 2013-B, Class A3 (USD), 0.57%, 10/15/2017	380,404	380,211
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2 (USD), 1.03%, 08/15/2020 (a)	3,990,000	3,985,600
GE Dealer Floorplan Master Note Trust
Series 2014-2, Class A, ABS (USD), 0.88%, 10/20/2019 (a)	3,940,000	3,934,881
Series 2015-2, Class A (USD), 1.08%, 01/20/2022 (a)	4,640,000	4,601,192
GM Financial Automobile Leasing Trust
Series 2014-2A, Class A3 (USD), 1.22%, 01/22/2018 (b)	2,930,000	2,929,204
Series 2015-2, Class A2B (USD), 0.85%, 04/20/2018 (a)	3,333,721	3,330,638
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3 (USD), 0.67%, 11/21/2017	3,347,022	3,343,019
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A4 (USD), 1.53%, 05/17/2021	2,820,000	2,823,376
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B (USD), 0.70%, 06/15/2018 (a)	4,070,000	4,067,803
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (USD), 1.18%, 10/25/2019 (a)(b)	3,120,000	3,112,503
Navistar Financial Dealer Note Master Trust II, Series 2015-1, Class A (USD), 1.83%, 06/25/2020 (a)(b)	3,750,000	3,723,025
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	943,081	942,894
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 0.95%, 03/25/2026 (a)	1,474,494	1,457,756
Series 2011-2, Class A1 (USD), 1.03%, 11/25/2027 (a)	2,486,189	2,447,214
Series 2013-2, Class A (USD), 0.88%, 09/25/2026 (a)	2,923,447	2,808,668
United States Small Business Administration
Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	313	313
Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	607,169	631,876
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A3 (USD), 0.56%, 08/21/2017	888,381	887,424

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2013-2, Class A3 (USD), 0.70%, 04/20/2018	$2,199,924	$2,191,261
Series 2014-1, Class A2 (USD), 0.42%, 03/20/2017	90,454	90,423
Volvo Financial Equipment LLC
Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (b)	523,115	522,948
Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (b)	1,330,000	1,330,231

		89,987,288

Total Asset-Backed Securities		89,987,288

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.0%)
UNITED STATES (12.0%)
Avenue of Americas Mortgage Trust, Series 2015-1177, Class A (USD), 2.96%, 12/13/2029 (b)	2,150,000	2,174,321
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	1,950,000	1,981,790
Banc of America Merrill Lynch Trust, Series 2015-200P, Class A (USD), 3.22%, 04/14/2033 (b)	1,950,000	1,956,272
Barclays Commercial Mortgage Securities Trust, Series 2015-SLP, Class B (USD), 2.03%, 02/15/2028 (a)(b)	2,690,000	2,630,175
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4, CMO (USD), 5.54%, 09/11/2041	2,860,362	2,881,081
Series 2007-PW17, Class AM (USD), 1.11%, 06/11/2050 (a)(b)	6,054,750	5,963,254
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	3,434,337	3,500,954
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM (USD), 5.90%, 12/10/2049 (a)	2,500,000	2,555,721
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class A1 (USD), 3.75%, 09/25/2042	2,387,835	2,444,797
COMM 2013-300P Mortgage Trust, Series 2013-300P, Class A1, (USD), 4.35%, 08/10/2030 (b)	3,510,000	3,815,588
COMM 2014-TWC Mortgage Trust, Series 2014-TWC, Class B (USD), 2.03%, 02/13/2032 (a)(b)	2,420,000	2,387,101
COMM 2015-DC1 Mortgage Trust, Series 2015-DC1, Class ASB (USD), 3.14%, 02/10/2048	3,300,000	3,378,330
COMM 2015-PC1 Mortgage Trust, Series 2015-PC1, Class A5 (USD), 3.90%, 07/10/2050	3,550,000	3,747,717
Commercial Mortgage Pass Through Certificates, Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	3,419,745	3,449,022
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	2,043,417	2,130,341
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 (USD), 3.72%, 08/15/2048	3,720,000	3,881,229
FDIC Guaranteed Notes Trust, Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (b)	1,933,356	1,972,138
Federal Home Loan Mortgage Corp.
Series 2015-DNA3, Class M2, CMO, FRN (USD), 3.28%, 04/25/2028 (a)	2,500,000	2,501,959
Series 2016-DNA1, Class M2, CMO, FRN (USD), 3.32%, 07/25/2028 (a)	1,860,000	1,858,755
FREMF Mortgage Trust
Series 2011-K704, Class B (USD), 4.69%, 10/25/2030 (a)(b)	4,030,000	4,236,338
Series 2011-K703, Class B (USD), 5.05%, 07/25/2044 (a)(b)	3,500,000	3,675,515
Series 2013-K29, Class B (USD), 3.60%, 05/25/2046 (a)(b)	1,890,000	1,877,241
Series 2011-K11, Class B (USD), 4.57%, 12/25/2048 (a)(b)	1,221,000	1,306,355
GS Mortgage Securites Corp. Trust, Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (b)	4,030,000	4,122,050
GS Mortgage Securities Trust, Series 2015-GC32, Class A4 (USD), 3.76%, 07/10/2048	1,630,000	1,708,807
GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class B (USD), 2.73%, 08/15/2032 (a)(b)	3,250,000	3,234,590
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class CFX, (USD), 3.71%, 11/05/2030 (b)	2,845,000	2,859,418
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A (USD), 1.35%, 06/15/2029 (a)(b)	3,530,000	3,513,180
Series 2015-UES, Class C (USD), 3.74%, 09/05/2032 (a)(b)	3,270,000	3,320,081

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3 (USD), 3.80%, 08/15/2048	$2,400,000	$2,512,049
Series 2015-C28, Class A3 (USD), 2.91%, 10/15/2048	3,510,000	3,463,801
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM (USD), 6.05%, 06/15/2038 (a)	2,320,000	2,352,625
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4 (USD), 5.41%, 07/12/2046 (a)	3,986,506	4,035,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5 (USD), 3.53%, 10/15/2048	2,960,000	3,051,031
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	2,360,000	2,401,466
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	2,454,054	2,565,904
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C (USD), 4.53%, 01/05/2035 (a)(b)	3,460,000	3,082,942
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (a)	3,115,000	3,175,154
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	1,870,000	1,933,673
Series 2015-LC22, Class ASB (USD), 3.57%, 09/15/2058	2,080,000	2,170,207

		115,808,001

Total Commercial Mortgage-Backed Securities		115,808,001

NON-AGENCY MORTGAGE-BACKED SECURITIES (14.1%)
UNITED STATES (14.1%)
Alternative Loan Trust
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	3,014,387	2,934,612
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	2,630,425	2,430,433
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	542,763	565,397
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 2.85%, 07/25/2034 (a)	916,300	900,534
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	756,207	750,652
Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 2.74%, 11/25/2035 (a)	1,594,838	1,524,274
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	1,720,340	1,782,583
Series 2014-J1, Class A1 (USD), 3.50%, 06/25/2044 (a)(b)	3,200,304	3,250,183
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	2,929,882	3,002,944
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	5,278,896	5,362,253
Credit Suisse Mortgage Trust
Series 2013-7, Class A2 (USD), 3.00%, 08/25/2043 (a)(b)	1,152,910	1,142,297
Series 2015-WIN1, Class A6 (USD), 3.50%, 12/25/2044 (a)(b)	2,956,658	2,995,162
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	2,949,096	2,947,713
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (b)	1,324,685	1,346,255
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (b)	1,685,033	1,697,297
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, CMO (USD), 3.08%, 03/25/2028 (a)	4,790,000	4,743,896
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	1,820,277	1,882,143
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.79%, 01/25/2036 (a)	2,585,714	2,309,933
Series 2006-AR1, Class A1 (USD), 4.68%, 08/25/2036 (a)	363,492	347,195
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.39%, 04/25/2035 (a)	1,408,488	1,363,266
Series 2005-A4, Class 3A1 (USD), 2.39%, 07/25/2035 (a)	1,637,772	1,631,972

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2005-A5, Class 2A2 (USD), 2.77%, 08/25/2035 (a)	$1,318,549	$1,323,161
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	1,947,174	2,046,386
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	2,960,494	2,963,695
Series 2013-1, Class B1 (USD), 3.52%, 03/25/2043 (a)(b)	2,923,870	2,913,575
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (a)(b)	3,278,079	3,364,106
Series 2013-3, Class A3 (USD), 3.45%, 07/25/2043 (a)(b)	4,200,626	4,290,120
Series 2014-1, Class 2A2 (USD), 3.50%, 01/25/2044 (a)(b)	3,836,710	3,916,284
Series 2014-IVR3, Class 3A1 (USD), 3.00%, 09/25/2044 (a)(b)	3,466,058	3,447,742
Series 2014-IVR6, Class AM, CMO (USD), 2.89%, 07/25/2044 (a)(b)	4,275,649	4,279,302
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.77%, 02/25/2036 (a)	908,658	890,643
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.23%, 02/25/2036 (a)	1,758,347	1,738,865
Series 2007-2, Class 2A1 (USD), 2.69%, 06/25/2037 (a)	1,395,568	1,342,929
Series 2007-3, Class 2A2 (USD), 2.71%, 09/25/2037 (a)	1,332,768	1,304,513
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.79%, 11/06/2017 (a)	1,399,496	1,398,191
Series 2010-R3, Class 1A (USD), 0.98%, 12/08/2020 (a)	2,550,123	2,547,540
New Residential Mortgage Loan Trust
Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	1,123,195	1,159,167
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (b)	2,455,521	2,531,332
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	1,556,458	1,630,914
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (a)	2,857,527	2,798,771
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	4,938,468	4,787,538
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (a)	1,590,612	1,567,847
Series 2014-3, Class A8 (USD), 4.00%, 10/25/2044 (a)(b)	2,735,483	2,826,175
Series 2015-1, Class A1 (USD), 3.50%, 01/25/2045 (a)(b)	4,267,052	4,334,455
Series 2015-2, Class A1 (USD), 3.50%, 05/25/2045 (a)(b)	4,078,662	4,140,222
Structured Agency Credit Risk
Series 2014-HQ2, Class M2, CMO (USD), 2.63%, 09/25/2024 (a)	3,480,000	3,426,757
Series 2015-DNA1, Class M2 (USD), 2.28%, 10/25/2027 (a)	3,320,000	3,250,132
Series 2015-DNA2, Class M2, CMO (USD), 3.03%, 12/25/2027 (a)	3,830,000	3,798,696
Series 2015-HQ1, Class M2, CMO (USD), 2.63%, 03/25/2025 (a)	3,350,000	3,344,300
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	3,174,490	3,188,163
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 2.41%, 09/25/2037 (a)	2,965,286	2,863,770
Series 2007-4, Class 3A1 (USD), 6.08%, 09/25/2037 (a)	197,170	204,107
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.49%, 08/25/2035 (a)	3,783,349	3,728,114
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class 4A1 (USD), 2.74%, 05/25/2035 (a)	2,281,996	2,241,046
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	1,038,633	1,059,678
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	393,739	395,721

		135,954,951

Total Non-Agency Mortgage-Backed Securities		135,954,951

CORPORATE BONDS (31.2%)
AUSTRALIA (1.4%)
Commercial Banks (1.4%)
Commonwealth Bank of Australia (USD), 4.50%, 12/09/2025 (b)	4,025,000	4,054,121
KfW (AUD), 6.00%, 08/20/2020 (c)	3,000,000	2,430,187
National Australia Bank Ltd. (USD), 1.25%, 03/08/2018 (b)	6,780,000	6,748,514

		13,232,822

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

CANADA (0.2%)
Commercial Banks (0.2%)
National Bank of Canada (USD), 1.45%, 11/07/2017	$2,110,000	$2,107,234

FRANCE (1.0%)
Apparel (0.3%)
LVMH Moet Hennessy Louis Vuitton SE (USD), 1.63%, 06/29/2017 (b)	2,950,000	2,960,824

Beverages (0.7%)
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (b)	6,630,000	6,992,820

		9,953,644

GUERNSEY (0.7%)
Commercial Banks (0.7%)
Credit Suisse Group Funding Guernsey Ltd. (USD), 3.80%, 09/15/2022	6,240,000	6,320,265

LUXEMBOURG (0.2%)
Miscellaneous Manufacturing (0.2%)
Pentair Finance SA (USD), 3.15%, 09/15/2022	1,800,000	1,724,947

NETHERLANDS (1.3%)
Commercial Banks (0.5%)
ABN AMRO Bank (USD), 4.75%, 07/28/2025 (b)	2,420,000	2,411,363
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 4.38%, 08/04/2025	2,630,000	2,682,014

		5,093,377

Electric Utilities (0.4%)
Enel Finance International (USD), 6.00%, 10/07/2039 (b)	3,820,000	4,325,229

Oil, Gas & Consumable Fuels (0.4%)
Shell International Finance BV (USD), 3.25%, 05/11/2025	3,550,000	3,401,688

		12,820,294

NORWAY (0.5%)
Commercial Banks (0.5%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (b)	5,020,000	5,120,521

PANAMA (0.8%)
Leisure Time (0.8%)
Carnival Corp. (USD), 3.95%, 10/15/2020	7,330,000	7,696,243

SUPRANATIONAL (1.2%)
Banks (1.2%)
International Bank for Reconstruction & Development
Series GDIF (AUD), 3.50%, 04/29/2019	8,110,000	5,935,858
(NZD), 4.63%, 02/26/2019	8,530,000	5,774,573

		11,710,431

SWEDEN (0.5%)
Commercial Banks (0.5%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (b)	4,300,000	4,391,560

UNITED STATES (23.4%)
Aerospace & Defense (0.8%)
Lockheed Martin Corp. (USD), 4.70%, 05/15/2046	2,890,000	3,066,721

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

United Technologies Corp.
(USD), 6.70%, 08/01/2028	$915,000	$1,183,552
(USD), 4.15%, 05/15/2045	3,140,000	3,062,326

		7,312,599

Beverages (1.6%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.90%, 02/01/2046	4,358,000	4,523,717
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	4,490,000	4,376,488
Mead Johnson Nutrition Co. (USD), 4.13%, 11/15/2025	1,410,000	1,448,307
PepsiCo, Inc. (USD), 0.70%, 02/26/2016	5,320,000	5,320,240

		15,668,752

Biotechnology (0.2%)
Gilead Sciences, Inc. (USD), 4.80%, 04/01/2044	1,950,000	1,993,302

Commercial Banks (4.0%)
Bank of America Corp. (USD), 4.20%, 08/26/2024	6,070,000	6,036,336
Capital One NA (USD), 1.51%, 08/17/2018 (a)	3,300,000	3,322,988
Citigroup, Inc. (USD), 4.40%, 06/10/2025	6,980,000	6,984,034
Goldman Sachs Group, Inc. (The)
(USD), 4.25%, 10/21/2025	2,250,000	2,247,046
(USD), 4.75%, 10/21/2045	2,180,000	2,166,205
JPMorgan Chase & Co.
(USD), 4.35%, 08/15/2021	6,120,000	6,540,732
(USD), 3.90%, 07/15/2025	2,260,000	2,319,569
Morgan Stanley (USD), 4.00%, 07/23/2025	2,060,000	2,105,040
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	7,150,000	7,260,703

		38,982,653

Computers & Peripherals (0.8%)
Apple, Inc.
(USD), 2.50%, 02/09/2025	2,680,000	2,570,345
(USD), 3.20%, 05/13/2025	1,475,000	1,500,040
Hewlett Packard Enterprise Co. (USD), 3.60%, 10/15/2020 (b)	3,610,000	3,623,129

		7,693,514

Diversified Financial Services (1.4%)
Harley-Davidson Financial Services, Inc. (USD), 3.88%, 03/15/2016 (b)	5,260,000	5,279,846
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	2,540,000	2,525,052
Legg Mason, Inc. (USD), 5.63%, 01/15/2044 (f)	2,590,000	2,503,776
PACCAR Financial Corp. (USD), 0.80%, 02/08/2016	2,710,000	2,710,044

		13,018,718

Diversified Telecommunication Services (0.4%)
Verizon Communications, Inc. (USD), 4.86%, 08/21/2046	4,390,000	4,086,730

Electric Utilities (1.6%)
Duke Energy Carolinas LLC
Series A (USD), 6.00%, 12/01/2028	4,593,000	5,624,927
(USD), 6.45%, 10/15/2032	1,440,000	1,816,737
Edison International (USD), 3.75%, 09/15/2017	3,915,000	4,046,282
Exelon Corp., 144A (USD), 5.10%, 06/15/2045 (b)	2,245,000	2,267,329
Louisville Gas & Electric Co., Series _ (USD), 4.38%, 10/01/2045	1,780,000	1,878,279

		15,633,554

Energy Equipment & Services (1.1%)
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	4,700,000	4,164,618

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	$4,660,000	$4,073,152
Williams Partners LP (USD), 3.90%, 01/15/2025	3,897,000	2,780,401

		11,018,171

Food & Staples (0.1%)
Tiffany & Co. (USD), 4.90%, 10/01/2044 (f)	1,140,000	1,086,705

Food Products (0.4%)
Kroger Co. (The) (USD), 3.50%, 02/01/2026	1,745,000	1,774,239
Sysco Corp. (USD), 4.85%, 10/01/2045	1,780,000	1,847,896

		3,622,135

Healthcare Products (0.7%)
Becton Dickinson and Co. (USD), 4.69%, 12/15/2044	3,486,000	3,546,189
Medtronic, Inc. (USD), 4.38%, 03/15/2035	3,496,000	3,575,531

		7,121,720

Healthcare Providers & Services (0.5%)
Quest Diagnostics, Inc. (USD), 4.70%, 03/30/2045	2,430,000	2,286,873
UnitedHealth Group, Inc. (USD), 2.70%, 07/15/2020	2,480,000	2,539,411

		4,826,284

Insurance (0.5%)
American International Group, Inc.
(USD), 4.13%, 02/15/2024	1,390,000	1,391,999
(USD), 4.50%, 07/16/2044	3,680,000	3,229,932

		4,621,931

Iron/Steel (0.2%)
Glencore Funding LLC (USD), 4.00%, 04/16/2025 (b)	2,440,000	1,595,392

Leisure Time (0.3%)
Harley-Davidson, Inc. (USD), 4.63%, 07/28/2045	2,750,000	2,808,839

Media (2.1%)
21st Century Fox America, Inc.
(USD), 7.75%, 01/20/2024	530,000	666,835
(USD), 7.43%, 10/01/2026 (f)	2,062,000	2,569,516
(USD), 7.30%, 04/30/2028	2,622,000	3,212,134
CBS Corp. (USD), 2.30%, 08/15/2019	2,960,000	2,950,202
Comcast Corp. (USD), 4.60%, 08/15/2045	2,930,000	2,955,421
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	6,120,000	7,435,702

		19,789,810

Metals & Mining (0.2%)
Glencore Funding LLC (USD), 4.63%, 04/29/2024 (b)	2,880,000	1,966,320

Miscellaneous Manufacturing (0.3%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	3,190,000	3,167,922

Oil & Gas Services (0.2%)
Halliburton Co. (USD), 5.00%, 11/15/2045	1,970,000	1,760,475

Oil, Gas & Consumable Fuels (1.6%)
Chevron Corp. (USD), 0.48%, 02/22/2017 (a)	3,370,000	3,358,775
Devon Energy Corp. (USD), 7.95%, 04/15/2032 (f)	4,560,000	3,983,552
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044 (f)	2,476,000	1,886,118
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	2,880,000	2,130,540

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Valero Energy Corp. (USD), 9.38%, 03/15/2019	$3,774,000	$4,435,265

		15,794,250

Pharmaceutical (0.4%)
AbbVie, Inc. (USD), 3.20%, 11/06/2022	1,020,000	1,021,770
Baxalta, Inc. (USD), 5.25%, 06/23/2045 (b)	2,710,000	2,690,493

		3,712,263

Retail (1.3%)
CVS Health Corp.
(USD), 3.50%, 07/20/2022	1,540,000	1,587,872
(USD), 5.13%, 07/20/2045	2,160,000	2,329,893
Lowe’s Cos., Inc.
(USD), 6.88%, 02/15/2028	1,106,000	1,448,880
(USD), 5.80%, 04/15/2040	1,970,000	2,373,206
McDonald’s Corp. (USD), 4.88%, 12/09/2045	2,824,000	2,864,050
Wal-Mart Stores, Inc. (USD), 0.60%, 04/11/2016	2,110,000	2,110,498

		12,714,399

Semiconductors (0.5%)
Intel Corp. (USD), 3.10%, 07/29/2022	4,320,000	4,474,323

Software (1.3%)
Microsoft Corp. (USD), 4.45%, 11/03/2045	7,820,000	8,032,196
Oracle Corp. (USD), 2.80%, 07/08/2021	4,775,000	4,892,097

		12,924,293

Transportation (0.9%)
Burlington Northern Santa Fe LLC
(USD), 4.15%, 04/01/2045	250,000	232,361
(USD), 4.70%, 09/01/2045	2,010,000	2,052,204
CSX Corp. (USD), 3.95%, 05/01/2050	1,720,000	1,454,202
FedEx Corp. (USD), 4.90%, 01/15/2034	4,550,000	4,719,105

		8,457,872

		225,852,926

Total Corporate Bonds		300,930,887

MUNICIPAL BONDS (5.1%)
UNITED STATES (5.1%)
CALIFORNIA (2.5%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	1,425,000	1,746,451
(USD), 6.76%, 07/01/2034	6,880,000	9,355,080
San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	3,100,000	3,906,496
State of California General Obligation Unlimited Bonds (USD), 7.55%, 04/01/2039	6,170,000	9,045,097

		24,053,124

CONNECTICUT (0.5%)
State of Connecticut General Obligation Unlimited Bonds
(USD), 5.09%, 10/01/2030	855,000	968,022
Series A (USD), 5.85%, 03/15/2032	3,530,000	4,297,069

		5,265,091

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

FLORIDA (0.3%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	$2,370,000	$2,377,039

MASSACHUSETTS (0.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	3,280,000	3,607,967
(USD), 4.91%, 05/01/2029	1,160,000	1,378,614

		4,986,581

NEW YORK (0.6%)
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	2,150,000	2,528,981
(USD), 5.01%, 08/01/2027	2,170,000	2,412,693
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	810,000	978,026

		5,919,700

PENNSYLVANIA (0.3%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	2,900,000	3,178,719

TEXAS (0.4%)
State of Texas, Series A (USD), 4.63%, 04/01/2033	3,220,000	3,659,465
		49,439,719

Total Municipal Bonds		49,439,719

GOVERNMENT BONDS (6.0%)
AUSTRALIA (1.1%)
Australia Government Bond
(AUD), 1.25%, 02/21/2022 (b)(d)	4,730,000	3,806,689
Series 139 (AUD), 3.25%, 04/21/2025 (b)	2,940,000	2,193,793
International Bank for Reconstruction & Development (NZD), 3.50%, 01/22/2021	7,350,000	4,774,800

		10,775,282

CANADA (1.0%)
Canada Housing Trust No 1 (CAD), 1.25%, 12/15/2020 (b)	13,410,000	9,631,097

MEXICO (2.1%)
Mexican Bonos
(MXN), 10.00%, 12/05/2024	155,490,000	10,978,870
Series M20 (MXN), 10.00%, 12/05/2024	31,990,000	2,258,757
(MXN), 7.75%, 05/29/2031	107,770,000	6,599,271

		19,836,898

NEW ZEALAND (1.5%)
New Zealand Government Bond
(NZD), 5.00%, 03/15/2019 (b)	6,880,000	4,783,801
Series 423 (NZD), 5.50%, 04/15/2023 (b)	6,340,000	4,802,839
Series 0427 (NZD), 4.50%, 04/15/2027 (b)	6,900,000	5,004,204

		14,590,844

REPUBLIC OF SOUTH KOREA (0.3%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (b)	3,230,000	3,202,545

Total Government Bonds		58,036,666

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

U.S. AGENCIES (12.1%)
UNITED STATES (12.1%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	$1,124	$1,282
TBA (USD), 2.50%, 02/01/2031	7,330,000	7,495,497
(USD), 6.50%, 08/01/2036	411,421	473,153
(USD), 6.50%, 09/01/2037	25,093	28,594
(USD), 6.50%, 05/01/2038	1,013,981	1,167,655
(USD), 6.50%, 09/01/2038	75,530	86,091
(USD), 6.50%, 10/01/2038	645,895	736,311
(USD), 6.50%, 10/01/2038	2,468	2,814
(USD), 6.50%, 11/01/2038	406,641	463,377
(USD), 6.50%, 12/01/2038	436,945	510,443
(USD), 5.00%, 10/01/2041	4,179,000	4,604,951
(USD), 4.00%, 03/01/2042	7,098,885	7,614,153
(USD), 3.00%, 02/01/2043	2,748,614	2,807,064
(USD), 4.50%, 10/01/2043	3,514,669	3,825,521
(USD), 4.50%, 10/01/2043	1,958,679	2,131,897
(USD), 4.50%, 07/01/2044	2,021,594	2,198,887
(USD), 4.00%, 11/01/2044	4,471,783	4,785,031
(USD), 4.00%, 11/01/2044	2,937,796	3,143,580
(USD), 3.10%, 02/01/2045 (a)	4,072,906	4,234,151
Federal National Mortgage Association
(USD), 3.50%, 10/01/2023	2,102,536	2,228,005
(USD), 3.50%, 10/01/2023	2,093,838	2,218,621
(USD), 3.00%, 10/01/2030	4,430,353	4,629,006
(USD), 2.49%, 02/01/2036 (a)	174,578	184,600
(USD), 5.50%, 03/01/2038	3,941,976	4,463,466
(USD), 5.00%, 04/01/2040	1,179,638	1,309,140
(USD), 5.00%, 05/01/2040	1,133,487	1,254,769
(USD), 4.50%, 12/01/2040	2,151,778	2,347,471
(USD), 5.00%, 02/01/2041	1,165,420	1,295,974
(USD), 5.00%, 04/01/2041	1,224,331	1,361,488
(USD), 3.50%, 03/01/2042	1,695,232	1,779,301
(USD), 3.50%, 06/01/2042	2,964,793	3,110,996
(USD), 4.00%, 06/01/2043	2,994,778	3,223,219
(USD), 4.50%, 03/01/2044	1,829,491	1,989,219
(USD), 4.50%, 04/01/2044	4,054,469	4,431,856
(USD), 4.50%, 05/01/2044	4,302,096	4,705,036
(USD), 4.50%, 08/01/2044	1,802,658	1,960,348
(USD), 3.07%, 01/01/2045 (a)	6,180,030	6,417,208
(USD), 3.50%, 02/01/2045	3,555,420	3,735,365
(USD), 3.00%, 06/01/2045	3,892,818	3,983,249
TBA (USD), 4.00%, 02/01/2046	10,900,000	11,645,847
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	141,894	160,854
(USD), 6.00%, 06/15/2037	169,075	191,051
(USD), 6.00%, 09/15/2037	250,545	283,119
(USD), 6.00%, 11/15/2037	435,052	491,599
(USD), 6.00%, 11/15/2037	153,665	173,638
(USD), 6.00%, 12/15/2037	124,596	140,791
(USD), 6.00%, 12/15/2037	50,916	57,534
(USD), 6.00%, 01/15/2038	111,232	125,690
(USD), 6.00%, 04/15/2038	225,551	254,948
(USD), 6.00%, 07/15/2038	77,383	87,441
(USD), 6.00%, 08/15/2038	25,477	28,988

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 6.00%, 09/15/2038	$329,629	$372,474

		116,952,763

Total U.S. Agencies		116,952,763

U.S. TREASURIES (8.5%)
UNITED STATES (8.5%)
Treasury Inflation Protected Security (USD), 0.75%, 02/15/2045 (d)	5,745,258	5,177,799
U.S. Treasury Bonds (USD), 2.88%, 08/15/2045	6,708,600	6,856,659
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043 (d)	5,037,966	4,420,517
U.S. Treasury Notes
(USD), 1.38%, 10/31/2020	15,933,400	15,986,460
(USD), 1.63%, 11/30/2020	32,720,000	33,196,730
(USD), 2.00%, 08/15/2025	930,000	935,994
(USD), 2.25%, 11/15/2025	15,159,000	15,592,456

		82,166,615

Total U.S. Treasuries		82,166,615

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $29,570,257, Collateralized by U.S. Treasury Notes, maturing 08/15/2024; total market value of $30,162,000	29,570,183	29,570,183

Total Repurchase Agreement		29,570,183

Total Investments (Cost $981,999,910) (e)—101.5%		978,847,073

Liabilities in excess of other assets—(1.5)%		(14,355,781)

Net Assets—100.0%		$964,491,292

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	This security is government guaranteed.
(d)	Inflation linked security.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.25% of net assets as of January 31, 2016.

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

At January 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Euro BTP Futures	UBS	78	03/08/2016	$219,303
United States Treasury Note 6%-5 year	UBS	92	03/31/2016	227,844
United States Treasury Note 6%-10 year	UBS	(198)	03/21/2016	(322,547)

				$124,600

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
02/18/2016	Barclays Bank PLC	CAD	34,750,675	USD	24,212,585	$24,805,867	$593,282
02/18/2016	Deutsche Bank AG	CAD	13,292,456	USD	9,580,736	9,488,475	(92,261)
03/21/2016	Barclays Bank PLC	CAD	13,677,329	USD	9,821,624	9,763,334	(58,290)
Colombian Peso/United States Dollar
02/16/2016	JPMorgan Chase Bank N.A.	COP	29,321,420,352	USD	9,875,858	8,922,484	(953,374)
Euro/United States Dollar
02/18/2016	Barclays Bank PLC	EUR	4,569,915	USD	4,889,809	4,952,460	62,651
02/18/2016	Citibank N.A.	EUR	4,569,913	USD	4,845,136	4,952,458	107,322
02/18/2016	Deutsche Bank AG	EUR	12,473,135	USD	13,410,926	13,517,253	106,327
02/19/2016	Citibank N.A.	EUR	16,872,963	USD	18,018,657	18,285,818	267,161
02/19/2016	Royal Bank of Canada	EUR	5,906,807	USD	6,495,521	6,401,413	(94,108)
02/25/2016	Deutsche Bank AG	EUR	9,002,304	USD	9,755,581	9,757,486	1,905
Indian Rupee/United States Dollar
02/12/2016	Barclays Bank PLC	INR	164,430,000	USD	2,448,332	2,418,375	(29,957)
02/12/2016	JPMorgan Chase Bank N.A.	INR	526,017,967	USD	7,834,643	7,736,476	(98,167)
Indonesian Rupiah/United States Dollar
02/16/2016	JPMorgan Chase Bank N.A.	IDR	135,800,078,754	USD	9,717,358	9,833,512	116,154
Japanese Yen/United States Dollar
02/16/2016	Barclays Bank PLC	JPY	1,191,634,030	USD	10,165,705	9,845,302	(320,403)
02/16/2016	Citibank N.A.	JPY	595,817,015	USD	5,050,615	4,922,651	(127,964)
MXN/United States Dollar
03/23/2016	Barclays Bank PLC	MXN	62,548,297	USD	3,646,438	3,436,752	(209,686)

						$149,040,116	$(729,408)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/22/2016	Citibank N.A.	USD	6,643,029	AUD	9,596,951	$6,785,742	$(142,713)
02/22/2016	Westpac Banking Corp.	USD	6,654,179	AUD	9,613,017	6,797,102	(142,923)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

United States Dollar/Canadian Dollar
02/18/2016	Barclays Bank PLC	USD	28,673,963	CAD	40,616,455	$28,993,002	$(319,039)
02/18/2016	Deutsche Bank AG	USD	9,891,046	CAD	13,447,402	9,599,079	291,967
03/21/2016	Deutsche Bank AG	USD	9,842,779	CAD	13,677,329	9,763,334	79,445
United States Dollar/Colombian Peso
02/16/2016	Barclays Bank PLC	USD	4,429,218	COP	14,660,710,175	4,461,242	(32,024)
02/16/2016	JPMorgan Chase Bank N.A.	USD	4,460,889	COP	14,660,710,177	4,461,242	(353)
United States Dollar/Euro
02/18/2016	Citibank N.A.	USD	23,150,401	EUR	21,612,963	23,422,171	(271,770)
02/19/2016	Barclays Bank PLC	USD	3,961,089	EUR	3,706,538	4,016,905	(55,816)
02/19/2016	Citibank N.A.	USD	10,198,286	EUR	9,536,616	10,335,164	(136,878)
02/19/2016	Westpac Banking Corp.	USD	10,195,262	EUR	9,536,616	10,335,163	(139,901)
02/25/2016	Deutsche Bank AG	USD	9,747,470	EUR	9,002,304	9,757,486	(10,016)
03/29/2016	Citibank N.A.	USD	867,043	EUR	800,000	867,919	(876)
United States Dollar/Indian Rupee
02/12/2016	Barclays Bank PLC	USD	2,414,537	INR	164,430,000	2,418,375	(3,838)
02/12/2016	JPMorgan Chase Bank N.A.	USD	7,723,065	INR	526,017,967	7,736,476	(13,411)
United States Dollar/Indonesian Rupiah
02/16/2016	JPMorgan Chase Bank N.A.	USD	9,359,068	IDR	135,800,078,754	9,833,512	(474,444)
United States Dollar/Japanese Yen
02/16/2016	Barclays Bank PLC	USD	9,840,376	JPY	1,191,634,030	9,845,302	(4,926)
02/16/2016	Citibank N.A.	USD	5,102,636	JPY	595,817,015	4,922,651	179,985
United States Dollar/MXN
03/23/2016	Barclays Bank PLC	USD	3,618,543	MXN	62,548,297	3,436,751	181,792
United States Dollar/New Zealand Dollar
02/29/2016	Westpac Banking Corp.	USD	25,878,233	NZD	39,842,701	25,759,447	118,786

						$193,548,065	$(896,953)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (73.2%)
AUSTRALIA (0.7%)
QBE Insurance Group Ltd. (USD), 6.75%, 12/02/2044 (a)(b)	$6,511,000	$6,737,388

BELGIUM (0.4%)
KBC Groep NV (EUR), 5.63%, 03/19/2019 (a)(b)(c)	3,455,000	3,705,375

BRAZIL (0.4%)
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)(c)	5,250,000	3,176,250

CANADA (4.9%)
Air Canada (USD), 6.75%, 10/01/2019 (a)	6,355,000	6,529,762
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	3,971,000	1,866,370
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)	6,837,000	4,563,206
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	7,020,000	6,247,800
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	7,944,000	4,106,254
(USD), 7.00%, 03/31/2024 (a)	183,000	96,532
Northgroup Preferred Capital Corp. (USD), 6.38%, 10/15/2017 (a)(b)(c)	5,890,000	5,963,625
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (d)	7,230,000	3,664,287
Valeant Pharmaceuticals International, Inc.
(USD), 7.50%, 07/15/2021 (a)	1,115,000	1,111,516
(EUR), 4.50%, 05/15/2023 (a)	8,385,000	7,831,771
(USD), 6.13%, 04/15/2025 (a)	2,443,000	2,201,754

		44,182,877

CHINA (0.5%)
Country Garden Holdings Co. Ltd. (USD), 7.50%, 01/10/2023 (a)	2,611,000	2,677,160
Wanda Properties International Co. Ltd. (USD), 7.25%, 01/29/2024 (a)	2,050,000	2,114,723

		4,791,883

FRANCE (2.0%)
Credit Agricole SA (USD), 7.88%, 01/23/2024 (a)(b)(c)	3,640,000	3,552,997
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	2,915,000	3,363,079
Numericable-SFR SAS
(USD), 4.88%, 05/15/2019 (a)	1,369,000	1,365,577
(USD), 6.00%, 05/15/2022 (a)	4,502,000	4,456,980
Societe Generale SA
(USD), 7.88%, 12/18/2023 (a)(b)(c)	4,054,000	3,917,177
(USD), 8.00%, 09/29/2025 (a)(b)(c)	1,800,000	1,782,904

		18,438,714

GERMANY (0.9%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	4,184,925
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	3,685,000	4,207,188

		8,392,113

INDONESIA (0.6%)
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	6,326,000	5,614,325

ITALY (0.5%)
Wind Acquisition Finance SA
(USD), 4.75%, 07/15/2020 (a)	500,000	493,750
(USD), 7.38%, 04/23/2021 (a)	4,623,000	4,417,831

		4,911,581

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

LUXEMBOURG (1.3%)
ArcelorMittal (USD), 6.50%, 03/01/2021	$3,010,000	$2,460,675
Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), 4.40%, 12/15/2050 (b)	4,100,000	1,829,356
Coveris Holdings SA (USD), 7.88%, 11/01/2019 (a)	1,525,000	1,212,375
Globe Luxembourg SCA (USD), 9.63%, 05/01/2018 (a)	422,000	293,290
OHL Investments SA, Series OHL, (EUR), 4.00%, 04/25/2018 (a)	6,300,000	5,631,136
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (EUR), 6.38%, 05/01/2022 (a)	745,000	775,547

		12,202,379

MALTA (0.3%)
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC (USD), 7.75%, 06/01/2020 (d)(e)(f)	4,408,000	2,578,680

MEXICO (1.2%)
Alfa SAB de CV
(USD), 5.25%, 03/25/2024 (a)	2,730,000	2,770,950
(USD), 6.88%, 03/25/2044 (a)	3,563,000	3,309,136
Axtel SAB de CV (USD), 9.00%, 01/31/2020 (a)(g)	4,082,000	4,369,373

		10,449,459

NETHERLANDS (1.1%)
Constellium NV (USD), 8.00%, 01/15/2023 (a)	4,980,000	4,295,250
ING Groep NV (USD), 6.50%, 04/16/2025 (b)(c)	6,000,000	5,842,500

		10,137,750

PARAGUAY (0.2%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	1,642,000	1,666,630

REPUBLIC OF IRELAND (1.8%)
Argon Capital PLC for Royal Bank of Scotland (GBP), 2.92%, 03/31/2016 (b)(c)	3,203,000	3,856,540
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (USD), 6.00%, 07/15/2023 (a)	6,327,000	6,390,270
Fly Leasing Ltd. (USD), 6.38%, 10/15/2021	6,097,000	5,921,711

		16,168,521

RUSSIA (0.2%)
Lukoil International Finance BV (USD), 4.56%, 04/24/2023 (a)	2,164,000	1,971,675

SOUTH AFRICA (0.9%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	8,504,000	7,738,640

SWITZERLAND (1.9%)
Credit Suisse Group AG (USD), 7.50%, 12/11/2023 (a)(b)(c)	7,335,000	7,547,091
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)(c)	5,559,000	5,788,309
Unilabs Subholding AB (EUR), 8.50%, 07/15/2018 (a)	3,700,000	4,164,031

		17,499,431

UNITED KINGDOM (8.4%)
Annington Finance No 5 PLC (GBP), 13.00%, 01/15/2023 (a)(h)	1,971,255	3,252,149
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	9,083,000	6,766,835
Barclays Bank PLC (GBP), 6.13%, 04/19/2027 (b)(c)	6,586,000	9,696,417
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,177,314
Inmarsat Finance PLC (USD), 4.88%, 05/15/2022 (a)	7,017,000	6,955,601
International Personal Finance PLC (EUR), 5.75%, 04/07/2021 (a)	4,313,000	3,911,628
Jaguar Land Rover Automotive PLC (GBP), 3.88%, 03/01/2023 (a)	2,930,000	3,771,028
Lloyds Bank PLC (GBP), 13.00%, 01/21/2029 (b)(c)	3,638,000	8,874,057

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Matalan Finance PLC (GBP), 6.88%, 06/01/2019 (a)	$2,480,000	$3,012,522
Nationwide Building Society (GBP), 6.88%, 06/20/2019 (a)(b)(c)	2,475,000	3,442,533
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	2,235,000	3,294,877
Rexam PLC (EUR), 6.75%, 06/29/2067 (a)(b)	5,175,000	5,604,157
Royal Bank of Scotland Group PLC
VRN (USD), 7.50%, 08/10/2020 (b)(c)	2,090,000	2,131,800
VRN (USD), 8.00%, 08/10/2025 (b)(c)	1,090,000	1,121,338
Unique Pub Finance Co. PLC (The), Series M (GBP), 7.40%, 03/28/2024	5,506,000	7,806,268
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	2,784,600	3,908,258

		75,726,782

UNITED STATES (44.2%)
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	5,845,000	5,947,287
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	7,773,000	7,850,730
Bank of America Corp., Series X (USD), 6.25%, 09/05/2024 (b)(c)	3,725,000	3,729,656
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	4,944,000	3,720,360
Building Materials Corp. of America (USD), 5.38%, 11/15/2024 (a)	4,625,000	4,578,750
Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	7,060,000	7,360,050
CalAtlantic Group, Inc. (USD), 5.88%, 11/15/2024	4,250,000	4,430,625
California Resources Corp.
(USD), 5.50%, 09/15/2021	1,235,000	253,175
(USD), 8.00%, 12/15/2022 (a)	6,655,000	2,662,000
(USD), 6.00%, 11/15/2024	1,247,000	240,048
Calpine Corp. (USD), 5.75%, 01/15/2025	6,830,000	6,164,075
CCOH Safari LLC (USD), 5.75%, 02/15/2026 (a)	7,558,000	7,534,343
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	1,265,000	1,201,750
Series P (USD), 7.60%, 09/15/2039	2,830,000	2,136,650
Series U (USD), 7.65%, 03/15/2042	4,460,000	3,367,300
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	5,557,000	3,848,222
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	3,925,000	765,375
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	4,492,000	4,087,720
Constellation Brands, Inc. (USD), 4.75%, 12/01/2025	4,912,000	5,083,920
Constellis Holdings LLC / Constellis Finance Corp. (USD), 9.75%, 05/15/2020 (a)	2,956,000	2,272,425
Continental Resources, Inc. (USD), 4.90%, 06/01/2044	1,628,000	884,090
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(e)	1,500,000	48,750
DR Horton, Inc. (USD), 5.75%, 08/15/2023	8,380,000	8,861,850
Dynegy, Inc.
(USD), 7.38%, 11/01/2022	7,155,000	6,367,950
(USD), 7.63%, 11/01/2024	1,641,000	1,452,285
Eagle Spinco, Inc. (USD), 4.63%, 02/15/2021	407,000	395,808
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 11.75%, 03/01/2022 (a)(e)	3,567,244	3,776,820
Equinix, Inc. (USD), 5.88%, 01/15/2026	4,405,000	4,570,187
First Data Corp.
(USD), 7.00%, 12/01/2023 (a)	3,311,000	3,344,110
(USD), 5.00%, 01/15/2024 (a)	3,955,000	3,964,887
First Maryland Capital I (USD), 1.62%, 01/15/2027 (b)	5,640,000	4,758,750
Florida East Coast Holdings Corp. (USD), 9.75%, 05/01/2020 (a)(d)	6,606,000	4,013,145
Frontier Communications Corp. (USD), 10.50%, 09/15/2022 (a)	4,514,000	4,406,792
GCP Applied Technologies, Inc. (USD), 9.50%, 02/01/2023 (a)	529,000	560,740
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (f)	7,200,000	—
(USD), 8.38%, 07/15/2049 (f)	3,550,000	—
GenOn Energy, Inc.
(USD), 7.88%, 06/15/2017	2,197,000	1,768,585
(USD), 9.88%, 10/15/2020	1,500,000	1,027,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Goldman Sachs Group, Inc. (The), Series M, (USD), 5.38%, 05/10/2020 (b)(c)	$1,960,000	$1,915,900
Goodyear Tire & Rubber Co. (The) (USD), 5.13%, 11/15/2023	7,383,000	7,586,032
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)(d)	10,060,000	7,595,300
HCA, Inc.
(USD), 5.25%, 04/15/2025	5,435,000	5,584,462
(USD), 5.88%, 02/15/2026	5,923,000	6,056,267
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	733,000	577,238
Hornbeck Offshore Services, Inc. (USD), 5.00%, 03/01/2021	3,788,000	2,159,160
Intelsat Jackson Holdings SA (USD), 6.63%, 12/15/2022	6,379,000	4,162,297
International Lease Finance Corp. (USD), 6.25%, 05/15/2019	7,160,000	7,518,000
JBS USA LLC / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	3,517,000	2,725,675
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(USD), 7.38%, 04/01/2020 (a)	1,010,000	848,400
(USD), 6.88%, 04/15/2022 (a)	1,287,000	1,019,948
Jones Energy Holdings LLC / Jones Energy Finance Corp. (USD), 6.75%, 04/01/2022	5,932,000	2,461,780
JPMorgan Chase & Co., Series X (USD), 6.10%, 10/01/2024 (b)(c)	1,850,000	1,861,563
Kinder Morgan, Inc. (USD), 7.80%, 08/01/2031	7,534,000	7,237,590
Kindred Healthcare, Inc. (USD), 8.75%, 01/15/2023	2,965,000	2,664,794
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	6,665,000	4,548,862
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	7,219,000	7,164,857
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	2,486,000	2,638,268
Lennar Corp. (USD), 4.88%, 12/15/2023	4,696,000	4,625,560
Level 3 Communications, Inc. (USD), 5.75%, 12/01/2022	2,651,000	2,737,158
Level 3 Financing, Inc.
(USD), 5.38%, 08/15/2022	4,504,000	4,588,450
(USD), 5.38%, 01/15/2024 (a)	1,000,000	1,012,500
MGM Resorts International (USD), 6.00%, 03/15/2023	5,210,000	5,206,744
MHGE Parent LLC / MHGE Parent Finance, Inc. (USD), 8.50%, 08/01/2019 (a)	6,151,000	6,074,112
Micron Technology, Inc. (USD), 5.63%, 01/15/2026 (a)	2,433,000	1,891,658
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020 (f)	14,578,000	—
(USD), 3.88%, 10/24/2021	6,475,000	4,386,812
Morgan Stanley, Series J, (USD), 5.55%, 07/15/2020 (b)(c)	1,964,000	1,945,588
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	3,475,000	3,079,719
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	2,808,000	2,120,040
New Enterprise Stone & Lime Co Inc. (USD), 13.00%, 03/15/2018 (h)	4,338,097	4,446,549
NewStar Financial, Inc. (USD), 7.25%, 05/01/2020	6,093,000	5,689,339
NRG Energy, Inc.
(USD), 6.63%, 03/15/2023	2,139,000	1,780,718
(USD), 6.25%, 05/01/2024	1,910,000	1,532,775
NWH Escrow Corp. (USD), 7.50%, 08/01/2021 (a)(d)	1,972,000	1,439,560
Oasis Petroleum, Inc.
(USD), 6.50%, 11/01/2021	993,000	600,765
(USD), 6.88%, 03/15/2022	706,000	413,010
(USD), 6.88%, 01/15/2023	10,000,000	5,750,000
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	6,379,000	6,103,906
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,506,368
PNC Preferred Funding Trust I (USD), 2.16%, 03/15/2017 (a)(b)(c)	7,510,000	6,702,675
Sabine Pass Liquefaction LLC
(USD), 5.63%, 04/15/2023	1,380,000	1,217,850
(USD), 5.75%, 05/15/2024	9,409,000	8,303,442
(USD), 5.63%, 03/01/2025	1,250,000	1,079,688
Scientific Games International, Inc. (USD), 7.00%, 01/01/2022 (a)	7,822,000	7,391,790
Service Corp. International (USD), 5.38%, 05/15/2024	5,504,000	5,848,000
Sinclair Television Group, Inc.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

(USD), 6.13%, 10/01/2022	$2,510,000	$2,591,575
(USD), 5.63%, 08/01/2024 (a)	7,760,000	7,575,700
Spectrum Brands, Inc. (USD), 5.75%, 07/15/2025 (a)	1,704,000	1,755,120
Springs Industries, Inc. (USD), 6.25%, 06/01/2021	1,343,000	1,329,570
Sprint Corp. (USD), 7.88%, 09/15/2023	12,010,000	8,617,175
State Street Capital Trust IV (USD), 1.51%, 06/01/2077 (b)	4,064,000	3,197,352
Sun Products Corp. (The) (USD), 7.75%, 03/15/2021 (a)	9,741,000	8,961,720
T-Mobile USA, Inc. (USD), 6.50%, 01/15/2026	5,276,000	5,302,380
Tenet Healthcare Corp.
(USD), 4.01%, 06/15/2020 (a)(b)	3,614,000	3,568,825
(USD), 6.75%, 06/15/2023	5,506,000	5,120,580
TransDigm, Inc.
(USD), 6.50%, 07/15/2024	3,115,000	3,060,488
(USD), 6.50%, 05/15/2025 (a)	2,129,000	2,054,485
Triumph Group, Inc. (USD), 5.25%, 06/01/2022	4,260,000	3,445,275
Tronox Finance LLC (USD), 7.50%, 03/15/2022 (a)	7,641,000	4,622,805
United Continental Holdings, Inc. (USD), 6.00%, 12/01/2020	3,499,000	3,630,213
United Rentals North America, Inc.
(USD), 5.75%, 11/15/2024	4,470,000	4,145,925
(USD), 5.50%, 07/15/2025	4,725,000	4,234,781
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	4,926,000	4,962,945
(USD), 5.63%, 10/01/2024 (a)	4,080,000	4,074,900
XPO Logistics, Inc. (USD), 7.88%, 09/01/2019 (a)	5,523,000	5,529,904
Zayo Group LLC / Zayo Capital, Inc.
(USD), 6.00%, 04/01/2023	9,485,000	9,319,012
(USD), 6.38%, 05/15/2025	1,090,000	1,060,025

		399,398,634

VIETNAM (0.8%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	6,430,000	6,801,236

Total Corporate Bonds		662,290,323

GOVERNMENT BONDS (2.1%)
ARGENTINA (0.8%)
Argentina Bonar Bonds
Series X (USD), 7.00%, 04/17/2017	4,357,558	4,395,856
(USD), 8.75%, 05/07/2024	2,672,897	2,810,811

		7,206,667

GHANA (0.4%)
Republic of Ghana (USD), 7.88%, 08/07/2023 (a)	4,560,000	3,316,214

INDONESIA (0.8%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	6,910,000	7,588,901

VENEZUELA (0.1%)
Venezuela Government International Bond (USD), 9.25%, 09/15/2027	2,555,000	951,738

Total Government Bonds		19,063,520

GOVERNMENT AGENCIES (1.4%)
INDONESIA (1.2%)
Pertamina Persero PT
(USD), 4.30%, 05/20/2023 (a)	9,532,000	8,640,586

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

(USD), 6.00%, 05/03/2042 (a)	$2,165,000	$1,775,874

		10,416,460

MEXICO (0.2%)
Petroleos Mexicanos (USD), 6.88%, 08/04/2026 (a)(h)	1,935,000	1,971,281

Total Government Agencies		12,387,741

BANK LOANS (7.0%)
GERMANY (1.1%)
Colouroz Investment (Flint) (USD), 8.25%, 09/06/2022	6,595,000	6,215,788
Klockner-Pentaplast of America, Inc. (USD), 5.00%, 04/28/2020	2,347,122	2,343,209
KP Germany Erste GmbH (USD), 5.00%, 04/28/2020	1,003,043	1,001,371

		9,560,368

ITALY (0.6%)
Inter Media Communication (FCE) (EUR), 5.50%, 05/28/2019	4,951,099	5,175,804

SPAIN (1.0%)
IDCSalud Holding S.L.U. (EUR), 8.25%, 11/28/2022	5,283,000	5,699,829
Telepizza SA (TPZM) (EUR), 7.00%, 10/20/2020	3,250,000	3,525,440

		9,225,269

UNITED STATES (4.3%)
Asurion LLC (USD), 8.50%, 03/03/2021 (b)	9,276,000	7,879,962
Birch Communications, Inc. (USD), 7.75%, 07/17/2020 (b)	8,311,778	7,646,836
Cengage Learning, Inc. (USD), 7.00%, 03/31/2020 (b)	2,000,000	1,955,000
Del Monte Foods, Inc. (USD), 8.25%, 08/18/2021 (b)	12,970,000	10,635,400
New Lightsquared LLC (USD), 9.75%, 06/15/2020	4,503,500	4,120,702
New Media Holdings II, LLC (USD), 7.25%, 06/04/2020	3,392,377	3,383,897
SkillSoft Corp. (USD), 9.25%, 04/28/2022 (b)	6,310,400	3,344,512

		38,966,309

Total Bank Loans		62,927,750

COMMON STOCKS (0.8%)
NORWAY (0.6%)
Deep Ocean (d)(f)(i)	1,427,968	5,783,241

UNITED STATES (0.2%)
Cengage Learning Holdings II LP (j)	65,995	1,286,902
Lear Corp.	1	104

		1,287,006

Total Common Stocks		7,070,247

PREFERRED STOCKS (0.5%)
UNITED STATES (0.5%)
GMAC Capital Trust I, Preferred Shares, Series 2	176,738	4,497,982
Merrill Lynch Capital Trust II, Preferred Shares	1,600	40,736

		4,538,718

Total Preferred Stocks		4,538,718

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

EXCHANGE TRADED FUNDS (4.3%)
UNITED STATES (4.3%)
iShares iBoxx $ High Yield Corporate Bond ETF	$492,600	$39,053,328

Total Exchange Traded Funds		39,053,328

REPURCHASE AGREEMENT (6.2%)
UNITED STATES (6.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $55,902,353, collateralized by U.S. Treasury Notes, maturing 02/15/2024-08/15/2024; total market value of $57,021,836	55,902,213	55,902,213

Total Repurchase Agreement		55,902,213

Total Investments (Cost $979,779,100) (k)—95.5%		863,233,840

Other assets in excess of liabilities—4.5%		40,897,085

Net Assets—100.0%		$904,130,925

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.78% of net assets as of January 31, 2016.
(e)	Security is in default.
(f)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(i)	Investment in affiliate.
(j)	Non-income producing security.
(k)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
NOK	Norwegian Krone
USD	U.S. Dollar

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/18/2016	Barclays Bank PLC	GBP	3,039,000	USD	4,438,375	$4,330,349	$(108,026)
02/18/2016	Citibank N.A.	GBP	12,803,500	USD	19,160,840	18,244,035	(916,805)
02/18/2016	Deutsche Bank AG	GBP	6,969,000	USD	10,482,051	9,930,307	(551,744)
Canadian Dollar/United States Dollar
03/08/2016	Barclays Bank PLC	CAD	301,000	USD	213,478	214,863	1,385
03/08/2016	Goldman Sachs International	CAD	13,157,500	USD	9,441,714	9,392,207	(49,507)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Euro/United States Dollar
03/04/2016	Barclays Bank PLC	EUR	5,000,000	USD	5,512,435	$5,420,520	$(91,915)
03/04/2016	Citibank N.A.	EUR	16,118,000	USD	17,755,346	17,473,588	(281,758)
Norwegian Krone/United States Dollar
02/12/2016	Barclays Bank PLC	NOK	31,787,500	USD	3,605,794	3,661,100	55,306
02/12/2016	Citibank N.A.	NOK	14,460,000	USD	1,657,927	1,665,419	7,492

						$70,332,388	$(1,935,572)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/18/2016	Barclays Bank PLC	USD	92,422,018	GBP	60,809,500	$86,649,015	$5,773,003
02/18/2016	Deutsche Bank AG	USD	2,010,988	GBP	1,322,500	1,884,464	126,524
United States Dollar/Canadian Dollar
03/08/2016	Citibank N.A.	USD	18,747,519	CAD	25,021,000	17,860,719	886,800
United States Dollar/Euro
03/04/2016	Citibank N.A.	USD	61,864,359	EUR	58,409,000	63,321,428	(1,457,069)
03/04/2016	Royal Bank of Canada	USD	1,165,061	EUR	1,069,000	1,158,907	6,154
04/11/2016	Citibank N.A.	USD	37,217,232	EUR	34,251,000	37,173,303	43,929
United States Dollar/Norwegian Krone
02/12/2016	Deutsche Bank AG	USD	11,321,249	NOK	97,540,000	11,234,093	87,156

						$219,281,929	$5,466,497

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2016, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
JPMorgan Chase Bank N.A.	12/20/2020	2,590,000	Receive: Bombardier, Inc.(T) Pay: Fixed rate equal to 5.00%	$87,094	11.34%
Goldman Sachs	03/20/2020	2,740,000	Receive: Transocean, Inc.(T) Pay: Fixed rate equal to 5.00%	621,183	19.40%

				$708,277

Sell Protection:

Goldman Sachs International	03/20/2018	1,265,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	$170,942	0.56%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	458,908	0.56%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	663,162	0.56%
Morgan Stanley	06/20/2018	450,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	71,250	1.75%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	726,163	1.75%

				$2,090,425

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

At January 31, 2016, the Fund held the following centrally cleared credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
JPMorgan Chase Bank N.A.	12/20/2020	1,025,000	Pay: Markit CDX North America High Yield (S25V1) 5 Year Receive: Fixed rate equal to 5.00%	$(37,832)	4.96%

				$(37,832)

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swaps with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2016 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” size that may be affected at lower prices than institutional round lot trades.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are

NQ Filing 2016

Notes to Statements of Investments (continued)

January 31, 2016 (unaudited)

determined in good faith in accordance with the Valuation Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for similar assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the Levels with the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. Aberdeen Select International Equity Fund, Aberdeen Select International Equity Fund II and Aberdeen Total Return Bond Fund had no transfers between levels.

The following is a summary of significant transfers during the period ended January 31, 2016:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Global High Income Fund	$—	$—	$1,286,903

The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	27,711,621	174,774,450	—	202,486,071
Preferred Stocks	5,685,677	12,898,252	—	18,583,929
Exchange Traded Funds[1]	—	—	—	—
Government Bonds[1]	—	—	—	—
Repurchase Agreement	—	6,889,774	—	6,889,774

	33,397,298	194,562,474	—	227,959,774

1.	Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

NQ Filing 2016

Notes to Statements of Investments (continued)

January 31, 2016 (unaudited)

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	13,757,728	90,466,470	—	104,224,198
Preferred Stocks	2,643,567	6,559,814	—	9,203,381
Repurchase Agreement	—	914,751	—	914,751

	16,401,295	97,941,035	—	114,342,330

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	89,987,288	—	89,987,288
Commercial Mortgage-Backed Securities	—	115,808,001	—	115,808,001
Non-Agency Mortgage-Backed Securities	—	135,954,951	—	135,954,951
Corporate Bonds	—	300,930,887	—	300,930,887
Municipal Bonds	—	49,439,719	—	49,439,719
Government Bonds	—	58,036,666	—	58,036,666
U.S. Agencies	—	116,952,763	—	116,952,763
U.S. Treasuries	—	82,166,615	—	82,166,615
Repurchase Agreement	—	29,570,183	—	29,570,183
Other Financial Instruments
Assets
Futures Contracts	447,147	—	—	447,147
Forward Foreign Currency Exchange Contracts	—	2,106,777	—	2,106,777
Liabilities
Futures Contracts	(322,547)	—	—	(322,547)
Forward Foreign Currency Exchange Contracts	—	(3,733,138)	—	(3,733,138)

	124,600	977,220,712	—	977,345,312

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	658,577,286	3,713,037	662,290,323
Government Bonds	—	19,063,520	—	19,063,520
Government Agencies	—	12,387,741	—	12,387,741
Bank Loans	—	42,600,511	20,327,239	62,927,750
Common Stocks	1,287,006	—	5,783,241	7,070,247
Preferred Stocks	4,538,718	—	—	4,538,718
Exchange Traded Funds	39,053,328	—	—	39,053,328
Repurchase Agreement	—	55,902,213	—	55,902,213
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	6,987,749	—	6,987,749
Credit Default Swap Contracts	—	2,798,702	—	2,798,702
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,456,824)	—	(3,456,824)
Centrally Cleared Credit Default Swap Contracts	—	(37,832)	—	(37,832)

	44,879,052	794,823,066	29,823,517	869,525,635

Amounts listed as “–” are $0 or round to $0.

NQ Filing 2016

Notes to Statements of Investments (continued)

January 31, 2016 (unaudited)

Insert Level 3 Rollforward

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 1/31/16 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Aberdeen Global High Income Fund
Bank Loans	$20,327,239	Broker Pricing	Bid/Ask Spread	$91.5-104.5	$76.6
Common Stocks	5,783,241	Evaluated Pricing	Bid/Ask Spread	4.0	4.0
Corporate Bonds	3,713,037	Broker Pricing	Bid/Ask Spread	3.3-50.7	42.5

Evaluated Pricing: In determining the fair value of the Common Stock as of January 31, 2016, the Aberdeen Global High Income Fund took an average of the values calculated using the Income Approach – Discounted Cash Flow Method and the Market Approach – Guideline Public Company Method, weighted equally, to derive an evaluated price.

Income Approach: A well-established technique used to estimate the equity value of a company through an analysis of projected income, such as using the Discounted Cash Flow Method. Using this analysis, value is indicated from all of the future cash flows attributable to the subject company discounted to present value at a required rate of return. If debt free cash flows are used, any long-term debt is deducted from the indicated value of the invested capital to determine equity value.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

b. Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, consisting of government securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

NQ Filing 2016

Notes to Statements of Investments (concluded)

January 31, 2016 (unaudited)

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Bank Loans

As of January 31, 2016, Aberdeen Global High Income Fund held no unfunded commitments or bridge loans.

2. Tax Information

As of January 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Select International Equity Fund	$344,824,086	$7,261,921	$(124,126,233)	$(116,864,312)
Aberdeen Select International Equity Fund II	153,866,871	3,705,234	(43,229,775)	(39,524,541)
Aberdeen Total Return Bond Fund	982,116,433	15,996,640	(19,266,000)	(3,269,360)
Aberdeen Global High Income Fund	979,779,100	9,434,974	(125,980,234)	(116,545,260)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended includes, an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended January 31, 2016 is set forth below:

Affiliate	Shares Held January 31, 2016	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2016
Aberdeen Select International Equity Fund
Toza Markovic ad Kikinda	78,160	$—	$—	$—	$—

Affiliate	Shares Held January 31, 2016	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2016
Aberdeen Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$5,783,241

NQ Filing 2016

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 30, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 30, 2016